CONTRACTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
Contracts Receivable [Abstract]
CONTRACTS RECEIVABLE, NET
Note 3 — CONTRACTS RECEIVABLE, NET

The contracts receivable consists of the following:

	December 31, 2017	December 31, 2016
Contracts receivable	$16,904,972	$12,928,033
Allowance for doubtful accounts	-	-
	$16,904,972	$12,928,033

The contract receivables are generally due when the Company completes the related installation project. The Company offers longer credit terms to two of its major general contractors, who accounted for 86% and 90% of the total contract revenue for the years ended December 31, 2017 and 2016, respectively, for the purpose of maintain long-term relationship. The Company had not incurred any bad debts with these two general contractors in the past and considers these contracts receivable fully collectible. Thus, the Company did not provide any allowance for doubtful accounts for these outstanding contract receivable for the years ended December 31, 2017, 2016 and 2015.